DEPOSITS - Deposit type and weighted-average interest rate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
NOW accounts, deposits	$ 87,783	$ 86,667
NOW accounts, weighted-average interest rate	0.09%	0.09%
Passbook accounts, deposits	35,841	35,217
Passbook accounts, weighted-average interest rate	0.06%	0.08%
Money market demand deposit	118,747	121,268
Money market demand deposit, weighted-average interest rate	0.20%	0.20%
Total demand, transaction and passbook deposits	242,371	243,152
Certificates of deposit Original maturities of:
Less than 12 months, deposits	48,835	69,220
Less than 12 months, weighted-average interest rate	1.96%	2.25%
12 to 18 months, deposits	57,388	57,143
12 to 18 months, weighted-average interest rate	0.53%	0.42%
24 months - 36 months, deposits	22,339	30,150
24 months - 36 months, weighted-average interest rate	0.56%	0.65%
Over 36 months, deposits	80,851	69,722
Over 36 months, weighted-average interest rate	1.74%	1.84%
Total certificates of deposit	209,413	226,235
Total deposits	$ 451,784	$ 469,387